FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures Tables [Abstract]
Fair Value Disclosures Tables [Text Block]

	Year ended December 31, 2013
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:	(EUR in millions)
Interest bearing deposits with banks	3,333	3,334	171	3,163	-
Held to maturity securities	10,360	10,471	812	9,634	25
Loans at amortized cost, net of allowance	65,408	65,940	-	-	65,940
Financial Liabilities:
Deposits at amortized cost	85,312	85,356	10,155	75,201	-
Other borrowed funds	1,678	1,678	-	1,678	-
Long-term debt at amortized cost	1,772	1,747	-	1,704	43

	Year ended December 31, 2014
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
	(EUR in millions)
Financial Assets:
Interest bearing deposits with banks	2,776	2,776	2,085	691	-
Held to maturity securities	10,645	10,968	1,231	9,718	19
Loans at amortized cost, net of allowance	65,374	66,135	-	-	66,135
Financial Liabilities:
Deposits at amortized cost	81,496	81,499	27,330	54,169	-
Other borrowed funds	2,310	2,298	-	2,298	-
Long-term debt at amortized cost	3,213	3,073	-	3,032	41

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2013				value
	(EUR in millions)
Assets
Trading assets	334	2,724	24	3,082
Debt securities issued by other governments and public sector entities	237	218	-	455
Greek treasury bills	-	2,086	-	2,086
Foreign treasury bills	52	74	-	126
Debt securities issued by foreign financial institutions	5	313	24	342
Corporate debt securities issued by Greek companies	-	20	-	20
Corporate debt securities issued by foreign companies	-	13	-	13
Equity securities issued by Greek companies	26	-	-	26
Equity securities issued by foreign companies	7	-	-	7
Mutual fund units	7	-	-	7
Derivative assets	1	3,649	21	3,671
Available-for-sale securities	2,459	3,646	280	6,385
Greek government bonds	-	1,698	265	1,963
Debt securities issued by other governments and public sector entities	2,053	603	-	2,656
Greek treasury bills	-	157	-	157
Foreign treasury bills	7	333	-	340
Debt securities issued by companies incorporated in Greece	-	407	2	409
Debt securities issued by companies incorporated outside Greece	-	448	13	461
Equity securities issued by companies incorporated in Greece	107	-	-	107
Equity securities issued by companies incorporated outside Greece	19	-	-	19
Mutual Fund units	273	-	-	273
Loans at fair value(1)	-	-	76	76
Other assets	301	70	11	382
Total Assets	3,095	10,089	412	13,596
Liabilities
Deposits at fair value(2)	-	282	-	282
Derivative liabilities	4	3,024	4	3,032
Long-term debt at fair value(1)	-	810	-	810
Accounts payable, accrued expenses and other liabilities (Securities short position)	2	64	-	66
Total liabilities	6	4,180	4	4,190

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2014				fair value
	(EUR in millions)
Assets
Trading assets	142	2,248	15	2,405
Debt securities issued by other governments and public sector entities	67	297	-	364
Greek treasury bills	-	1,799	-	1,799
Foreign treasury bills	61	72	-	133
Debt securities issued by Greek financial institutions	-	2	-	2
Debt securities issued by foreign financial institutions	2	38	15	55
Corporate debt securities issued by Greek companies	-	31	-	31
Corporate debt securities issued by foreign companies	-	9	-	9
Equity securities issued by Greek companies	2	-	-	2
Equity securities issued by foreign companies	7	-	-	7
Mutual fund units	3	-	-	3
Derivative assets	3	5,912	28	5,943
Available-for-sale securities	2,652	2,291	260	5,203
Greek government bonds	-	501	236	737
Debt securities issued by other governments and public sector entities	2,377	644	-	3,021
Greek treasury bills	-	168	-	168
Foreign treasury bills	-	269	-	269
Debt securities issued by companies incorporated in Greece	-	401	1	402
Debt securities issued by companies incorporated outside Greece	-	307	23	330
Equity securities issued by companies incorporated in Greece	41	-	-	41
Equity securities issued by companies incorporated outside Greece	18	1	-	19
Mutual Fund units	216	-	-	216
Loans at fair value(1)	-	-	42	42
Other assets	266	291	11	568
Total Assets	3,063	10,742	356	14,161
Liabilities
Deposits at fair value(2)	-	16	-	16
Derivative liabilities	1	6,257	5	6,263
Long-term debt at fair value(1)	-	872	-	872
Accounts payable, accrued expenses and other liabilities (Securities short position and Other insurance liabilities)	4	253	-	257
Total Liabilities	5	7,398	5	7,408
(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).

		2013
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into level 3	Transfer out of level 3	Balance at end of year

		(EUR in millions)
Trading assets	33	7	-	-	(16)	-	-	-	24
Debt securities issued by foreign financial institutions	33	7	-	-	(16)	-	-	-	24
Net Derivatives	(8)	30	-	-	-	(13)	26	(18)	17
Available-for-sale securities	467	7	65	6	(182)	(22)	-	(61)	280
Greek government bonds	207	1	58	-	-	-	-	-	266
Debt securities issued by companies incorporated in Greece	75	4	(4)	6	(74)	-	-	-	7
Debt securities issued by companies incorporated outside Greece	185	2	11	-	(108)	(22)	-	(61)	7
Net Loans	-	-	-	-	-	-	76	-	76
Other assets	11	-	-	-	-	-	-	-	11
Long-term debt	600	210	0	0	0	0	0	(810)	0
	2014
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into level 3	Transfer out of level 3	Balance at end of year

Trading assets	24	18	-	-	-	(27)	-	-	15
Debt securities issued by foreign financial institutions	24	18	-	-	-	(27)	-	-	15
Net Derivatives	17	(10)	-	4	-	-	12	-	23
Available-for-sale securities	280	3	(31)	14	(6)	-	-	-	260
Greek government bonds	266	1	(31)	-	-	-	-	-	236
Debt securities issued by companies incorporated in Greece	7	-	-	-	(6)	-	-	-	1
Debt securities issued by companies incorporated outside Greece	7	2	-	14	-	-	-	-	23
Net Loans	76	3	-	-	-	(37)	-	-	42
Other assets	11	-	-	-	-	-	-	-	11

Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information about Level 3 Fair Value Measurements 2013

				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	16	Price Based	Price	26.4	98.7
Debt securities issued by financial institutions incorporated outside Greece	8	Price Based	Price	24.8	28.7
Available-for-sale Greek Government bonds	265	Discounted Cash Flows	Credit Spread over 30 years	156 bps	156 bps
Available-for-sale debt securities issued by companies incorporated in Greece	2	Price Based	Price	100.6	100.6
Available-for-sale debt securities issued by companies incorporated outside Greece	13	Price Based	Price	93.8	93.8
		Collateral Based	Factor of Collateral Realization	42.0%	65.0%
Net Loans	76	Discounted Cash Flows	Credit Spread	200 bps	1500 bps

Net Derivatives
Interest Rate Swaps	7	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	100 bps	1000 bps
	4	Discounted Cash Flows	Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	0.68	0.93
Credit Derivative	(2)	Internal Model	Expected Loss Rate	0.8%	0.8%
Other Derivatives	5	Market Standard Black Scholes Model	Index volatility	0.05	0.30
	3	Market Standard Black Scholes Model	FX pair correlation	0.28	0.68

Other assets	11	Price Based	Price	100.6	100.6

Quantitative Information about Level 3 Fair Value Measurements 2014

				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	15	Price Based	Price	28.90	103.01
Available-for-sale Greek Government bonds	236	Discounted Cash Flows	Credit Spread over 30 years	612 bps	612 bps
Available-for-sale debt securities issued by companies incorporated in Greece	1	Price Based	Price	100.5	100.5
Available-for-sale debt securities issued by companies incorporated outside Greece	23	Price based	Price	77.2	100.4
		Collateral Based	Factor of Collateral Realization	42.0%	65.0%
Net Loans	42	Discounted Cash Flows	Credit Spread	200 bps	1300 bps

Net Derivatives

Interest Rate Swaps	18	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	80 bps	1000 bps
	4	Discounted Cash Flows	Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	0.68	0.95
Credit Derivative	(4)	Internal Model	Expected Loss Rate	1.3%	1.3%
Other Derivatives	4	Market Standard Black Scholes Model	FX pair correlation	-0.37	0.89
	1	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	80 bps	1000 bps

Other assets	11	Price Based	Price	100.3	100.3